Consolidated Statement of Cash Flows Statement - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Operating activities
Profit (loss) from continuing operations	$ 355.7	$ 257.1
Adjustments for:
Depreciation of property, plant and equipment	120.8	122.8
Amortization of intangible and other assets	78.8	89.1
After tax share in profit of equity accounted investees	(42.4)	(51.7)
Deferred income taxes	(35.7)	26.4
Investment tax credits	(6.8)	(18.2)
Share-based compensation	23.1	29.2
Defined benefit pension plans	7.6	9.4
Amortization of other non-current liabilities	(32.8)	(67.8)
Derivative financial assets and liabilities – net	7.3	14.5
Gain on disposal of interest in investment	(14.3)	0.0
Remeasurement of investment, net of reorganization and other costs	(4.0)	0.0
Other	(10.9)	24.4
Changes in non-cash working capital	(43.1)	29.1
Net cash provided by operating activities	403.3	464.3
Investing activities
Business combinations, net of cash and cash equivalents acquired	(124.4)	(5.5)
Net proceeds from disposal of interests in investment	117.8	0.0
Capital expenditures for property, plant and equipment	173.9	222.9
Proceeds from disposal of property, plant and equipment	27.0	6.6
Capitalized development costs	32.5	37.8
Enterprise resource planning (ERP) and other software	14.8	13.1
Net payments to equity accounted investees	(11.5)	(10.6)
Dividends received from equity accounted investees	37.6	16.5
Other	5.7	7.6
Net cash used in investing activities	169.0	259.2
Financing activities
Proceeds from borrowing under revolving unsecured credit facilities	106.0	667.5
Repayment of borrowing under revolving unsecured credit facilities	(106.0)	(667.5)
Proceeds from long-term debt	37.8	50.9
Repayment of long-term debt	(33.4)	(98.8)
Repayment of finance lease	(25.0)	(24.3)
Dividends paid	(89.9)	(80.6)
Common stock issuance	15.7	12.7
Repurchase of common shares	(44.8)	(41.7)
Other	(2.9)	0.7
Net cash used in financing activities	(142.5)	(181.1)
Effect of foreign exchange rate changes on cash and cash equivalents	15.0	(4.9)
Net increase in cash and cash equivalents	106.8	19.1
Cash and cash equivalents, beginning of period	504.7	485.6
Cash and cash equivalents, end of period	611.5	504.7
Interest paid	56.0	58.5
Interest received	12.9	11.9
Income taxes paid	$ 36.4	$ 24.8